REGISTRATION NO. 333-153809
                                                      REGISTRATION NO. 811-01705
===============================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                               -----------------------

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [X]

Pre-Effective Amendment No.                                 [ ]

Post-Effective Amendment No. 6                              [X]

AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF  [X]
1940

Amendment No. 240                                           [X]

                        (Check appropriate box or boxes)

                               -----------------------

                               SEPARATE ACCOUNT A
                                       OF
                      AXA EQUITABLE LIFE INSURANCE COMPANY
                           (Exact Name of Registrant)

                               -----------------------

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                              (Name of Depositor)

             1290 Avenue of the Americas, New York, New York 10104
              (Address of Depositor's Principal Executive Offices)
       Depositor's Telephone Number, including Area Code: (212) 554-1234

                               -----------------------

                                   DODIE KENT
                  VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL
                      AXA Equitable Life Insurance Company
             1290 Avenue of the Americas, New York, New York 10104
                  (Names and Addresses of Agents for Service)

                               -----------------------

                  Please send copies of all communications to:

                          CHRISTOPHER E. PALMER, ESQ.
                              Goodwin Procter LLP
                         901 New York Avenue, Northwest
                             Washington, D.C. 20001

                            -----------------------

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box):

[ ]     Immediately upon filing pursuant to paragraph (b) of Rule 485.

[ ]     On (date) pursuant to paragraph (b) of Rule 485.

[X]     60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ]     On (date) pursuant to paragraph (a)(1) of Rule 485.

[ ]     75 days after filing pursuant to paragraph (a)(2) of Rule 485.

[ ]     On (date), 2008 pursuant to paragraph (a)(3) of Rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of Securities Being Registered:

         Units of interest in Separate Account under individual variable annuity contracts.

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

AXA Equitable Life Insurance Company

SUPPLEMENT DATED SEPTEMBER 19, 2011 TO THE CURRENT PROSPECTUS FOR EQUI-VEST(R) (SERIES 201)

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This Supplement updates certain information in the most recent prospectus and statement of additional information you received and in any supplements to the prospectus and statement of additional information (collectively, the "Prospectus"). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.

The purpose of this Supplement is to replace the loan provision of the EQUI-VEST(R) (Series 201) contract for all contracts issued on or after September 19, 2011. The section headings in this Supplement correspond with the section headings in your Prospectus.

1. Fee table -- "Charges that we periodically deduct from your account value" The reference to the "Net loan interest charge" and footnote (4) to the table are deleted. The following is added to the table entitled "Charges we deduct from your account value at the time you request certain transactions" and a new footnote (4) is added:

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CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE AT THE TIME YOU REQUEST CERTAIN
TRANSACTIONS
--------------------------------------------------------------------------------

Plan loan charges(4)          $25 maximum per loan when loan is made + $6.25 per
                              quarter
--------------------------------------------------------------------------------
(4) The charges are expressed on a per plan participant basis.


2.  Determining your contract's value -- "Your account value and cash value"
    In this first paragraph, item (iv) is deleted. As a result, "account value" is the total of (i) values you have allocated to the variable investment options; (ii) the guaranteed interest option; and (iii) the account for special dollar cost averaging.

    In the second paragraph, item (iii) is deleted. As a result, at any time before annuity payments begin, your contract's cash value is equal to the account value, less (i) any applicable withdrawal charges; and (ii) the total amount or a pro rata portion of the annual administrative charge.

3. Transferring your money among investment options -- "Rebalancing your account value"

    The last paragraph in this section is deleted.


4.  Accessing your money -- "Loans"

    This section is deleted in its entirety and replaced with the following:

LOANS

If the plan permits, loans are available under a 403(b) plan or governmental employer 457(b) EDC plan. Loans are subject to limits and repayment timeframes under federal income tax rules. Loans are also subject to the limits of the plan. The loan rules under ERISA may apply to plans not sponsored by a governmental employer. Federal income tax rules apply to all plans, even if the plan is not subject to ERISA. You may borrow against your account value only under a TSA contract or a contract issued under a governmental employer 457(b) EDC plan. Loans under tax-exempt employer EDC plans are not available.

Your loan is also subject to our rules. We do not permit you to take a loan if you elected a withdrawal option such as systematic withdrawals or the required minimum distribution automatic withdrawal option is in effect. If you want a loan, you may first have to cancel the withdrawal election. Also, if you have an outstanding loan, we generally do not permit withdrawals or the election of a withdrawal option such as systematic withdrawals or the required minimum distribution automatic withdrawal option. If you want to take a partial withdrawal or elect a withdrawal method, you may first have to repay the loan. See the chart under "Method of withdrawal" in "Accessing your money" in the Prospectus.

We do not limit the number of loans you can take and have outstanding at any time. However, there may be a limit on the number of loans under an employer's plan.

There are limits on the total unpaid balance of all your outstanding loans under all plans of your employer. The amount available to be borrowed against under your EQUI-VEST(R) (Series 201) contract is reduced if you have (i) an outstanding balance of other loans under other funding vehicles under your employer's plan, (ii) an outstanding balance of other loans under other plans of your employer, (iii) recently repaid all or part of a loan; and/or (iv) ever defaulted on a loan under any of your employer's plans. See "Tax information" in the Prospectus and the loan request form.

Before we make a loan, you must properly complete and sign a loan request form. Generally, the approval of the employer, its delegate or plan administrator must also be demonstrated. Loan processing may not be completed until we receive all information and approvals required to process




EV-201 NB                                                               x03601
the loan at our processing office. Please note that if we receive a properly completed and signed loan request form (and any other information necessary to complete the loan transaction) at our processing office on a business day prior to the 27th of the month, your loan transaction will be effective on that business day. If we receive a properly completed and signed loan request form (and any other information necessary to complete the loan transaction) at our processing office on a business day that is on the 27th of the month or later, your loan will be processed on the first business day of the month following the date it was received. In the case of certain TSA contracts subject to ERISA, the written consent of your spouse will be required to obtain a loan and the Plan Administrator needs to sign the loan form. In the case of governmental employer EDC contracts, the loan must be approved by the contract owner; generally, your employer, plan trustee, or the plan administrator as authorized under the governmental employer plan. Please see the loan provisions stated in the contract and read the terms and conditions in the loan request form carefully and consult with a tax advisor before taking a loan. Also, see Appendix I in your prospectus for any state rules that may affect loans from a TSA or governmental employer EDC contract.

A loan will not be treated as a taxable distribution unless:

      o  it exceeds limits of federal income tax rules; or

      o  interest and principal are not paid when due; or

      o  in some instances, service with the employer terminates.

Taking a loan in excess of the Internal Revenue Code limits may result in adverse tax consequences.

The tax consequences of failure to repay a loan when due are substantial, and may result in severe restrictions on your ability to borrow amounts under any plans of your employer in the future. See "Repaying a loan" below. Also, see "Tax information" in the Prospectus.

LOAN INTEREST. We charge interest on loans under your contract. The loan interest rate we charge is subject to the terms of your employer's plan. Also, loan interest rates are subject to state requirements. To find out more about current loan interest rates contact the person designated by your employer to answer questions about your plan or your financial professional.

HOW LOANS ARE TAKEN FROM YOUR ACCOUNT VALUE. The amount of the loan will be withdrawn from your contract, but no withdrawal charges will apply. A withdrawal for a loan is also not taken into account in determining the 10% free withdrawal amount. See "10% free withdrawal amount" in "Charges in expenses" in the Prospectus for more information. On your loan request form, you can specify the investment options from which the loan amount will be taken. If you do not specify, the loan amount will be taken on a pro rata basis from the variable investment options and guaranteed interest option in which you have account value. If there is insufficient value in these investment options, any remaining portion will be deducted from the account for special dollar cost averaging. The number of units in your variable investment options are decreased to reflect a loan.

REPAYING A LOAN. When you take a loan, we use the principal amount of the loan, the loan interest rate and the term of the loan to determine the loan repayment amount. How you repay a loan (for example, through payroll deduction or by personal check sent to us) and the loan repayment frequency is your employer's choice. Loan repayment may be accelerated on certain events (for example, your retirement or transfer of amounts to another funding vehicle under the plan). In very limited specified circumstances concerning leaves of absence and with the documentation we require, loan repayment can be suspended. Otherwise, loans must be repaid according to the repayment schedule to avoid default. See "Tax information" in the Prospectus.


5.  Charges and expenses -- "Charges that AXA Equitable deducts"

    The reference to the "net loan interest charge" is deleted and replaced with the following:

      o  Loan set-up charge and annual loan record-keeping charge

    In the subsection entitled "10% free withdrawal amount", the following is added:

      A withdrawal for a loan is not taken into account in determining the 10% free withdrawal amount.

    The subsection entitled "Net loan interest charge" is deleted and replaced with the following:

      LOAN SET-UP CHARGE. A $25 charge will be deducted from your account value at the time a loan is taken. The charge is to compensate us for administrative expenses associated with setting up the loan.

      ANNUAL LOAN RECORD-KEEPING CHARGE. A $6.25 charge will be deducted from your account value on the last Friday of each calendar quarter to compensate us for record-keeping expenses associated with the loan. If that Friday is a holiday, the charge will be deducted on the last business day preceding that Friday. The charge will be deducted on a pro rata basis from the variable investment options and the guaranteed interest option. If those amounts are insufficient, we will deduct amounts from the account for special dollar cost averaging.

6.  Payment of death benefit -- "Your beneficiary and payment of benefit"

    In the subsection entitled "Death benefit", the description of the "minimum death benefit" is deleted and replaced with the following:

      The minimum death benefit is equal to your total contributions and loan repayments (including loan interest paid), less the dollar amount of any loans and adjusted for withdrawals and any withdrawal charges and any taxes that apply.


















  EQUI-VEST(R) is issued by and is a registered service mark of AXA Equitable
                    Life Insurance Company (AXA Equitable).
   Co-distributed by affiliates AXA Advisors, LLC and AXA Distributors, LLC,
                1290 Avenue of the Americas, New York, NY 10104.

   Copyright 2011 AXA Equitable Life Insurance Company. All rights reserved.

                      AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                               New York, NY 10104
                                  212-554-1234

                                     PART C

                               OTHER INFORMATION

Item 24. Financial Statements and Exhibits

         (a) The following Financial Statements are included in Part B of the Registration Statement:

                  The financial statements of AXA Equitable Life Insurance Company and Separate Account A are included in the Statement of Additional Information.

         (b)      Exhibits.

                  The following exhibits correspond to those required by paragraph (b) of item 24 as to exhibits in Form N-4:

         1.       (a)      Resolutions of the Board of Directors of The
                           Equitable Life Assurance Society of the United States
                           ("Equitable") authorizing the establishment of the Registrant, previously filed with Registration
                           Statement No. 2-30070 on October 27, 1987, refiled electronically on July 10, 1998, and incorporated herein by reference.

                  (b) Resolutions of the Board of Directors of Equitable dated October 16, 1986 authorizing the reorganization of Separate Accounts A, C, D, E, J and K into one continuing separate account, previously filed with Registration Statement No. 2-30070 on April 24, 1995, refiled electronically on July 10, 1998, and incorporated herein by reference.

         2.       Not applicable.

         3.       (a)      Sales Agreement among Equitable, Separate Account
                           A and Equitable Variable Life Insurance Company, as principal underwriter for the Hudson River Trust, previously filed with Registration Statement No.
                           2-30070 on April 24, 1995, refiled electronically on July 10, 1998, and incorporated herein by reference.

                  (b) Sales Agreement, dated as of July 22, 1992, among Equitable, Separate Account A and Equitable Variable Life Insurance Company, as principal underwriter for the Hudson River Trust, previously filed with Registration Statement No. 2-30070 on April 26, 1993, refiled electronically on July 10, 1998, and incorporated herein by reference.

                  (c) Distribution and Servicing Agreement among Equico Securities, Inc. (now AXA Advisors LLC), Equitable and Equitable Variable Life Insurance Company, dated as of May 1, 1994, previously filed with Registration Statement No. 2-30070 on February 14, 1995, refiled electronically on July 10, 1998, and incorporated herein by reference.

                  (d) Distribution Agreement dated as of January 1, 1995 by and between The Hudson River Trust and Equico Securities, Inc. (now AXA Advisors LLC), previously filed with Registration Statement No. 2-30070 on April 24, 1995, refiled electronically on July 10, 1998, and incorporated herein by reference.

                  (e) Sales Agreement, dated as of January 1, 1995, by and among Equico Securities, Inc. (now AXA Advisors LLC), Equitable, Separate Account A, Separate Account No. 301 and Separate Account No. 51, previously filed with Registration Statement No. 2-30070 on April 24, 1995, refiled electronically on July 10, 1998, and incorporated herein by reference.

                  (f) Distribution Agreement for services by The Equitable Life Assurance Society of the United States to AXA Network, LLC and its subsidiaries dated January 1, 2000, previously filed with Registration Statement File No. 2-30070 on April 25, 2001, and incorporated herein by reference.

                  (g) Distribution Agreement for services by AXA Network LLC and its subsidiaries to The Equitable Life Assurance Society of the United States dated January 1, 2000, previously filed with Registration Statement File No. 2-30070 on April 25, 2001, and incorporated herein by reference.

                  (h) General Agent Sales Agreement dated January 1, 2000, between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, previously filed with Registration Statement No. 2-30070 on April 19, 2004, and incorporated herein by reference.

                  (i) First Amendment to General Agent Sales Agreement dated January 1, 2000, between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, previously filed with Registration Statement No. 2-30070 on April 19, 2004, and incorporated herein by reference.

                  (j) Second Amendment to General Agent Sales Agreement dated January 1, 2000, between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, previously filed with Registration Statement No. 2-30070 on April 19, 2004, and incorporated herein by reference.

                  (k) Third Amendment to General Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

                  (l) Fourth Amendment to General Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

                  (m) Fifth Amendment, dated as of November 1, 2006, to General Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to to Exhibit 3. (p) to the Registration Statement on Form N-4 (File No. 2-30070), filed on April 24, 2007.

                  (n) Sixth Amendment, dated as of February 15, 2008, to General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) to Exhibit 3(q), filed on April 20, 2009.

                  (o) Seventh Amendment, dated as of February 15, 2008, to General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) to Exhibit 3(r), filed on April 20, 2009.

                  (p) Eighth Amendment, dated as of November 1, 2008, to General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) to Exhibit 3(s), filed on April 20, 2009.

         4.       (a)      Form of Flexible Premium Deferred Fixed and
                           Variable Annuity Certificate (Form No. 2006BASE-A), previously filed with this Registration Statement
                           File No. 333-153809 on December 16, 2008.

                  (b) Form of Data Pages Flexible Premium Deferred Fixed and Variable Annuity Certificate (Form No. 2008DPTSA201G), previously filed with this Registration Statement File No. 333-153809 on December 16, 2008.

                  (c) Form of Data Pages Flexible Premium Deferred Fixed and Variable Annuity Certificate (Form No. 2008DPEDC201-G), previously filed with this Registration Statement File No. 333-153809 on April 20, 2009.

                  (d) Form of Flexible Premium Deferred Fixed and Variable Annuity Contract (Form No. 2006BASE-I-A), previously filed with this Registration Statement File No. 333-153809 on December 16, 2008.

                  (e) Form of Data Pages Flexible Premium Deferred Fixed and Variable Annuity Certificate (Form No. 2008DPEDC201-I), previously filed with this Registration Statement File No. 333-153809, on April 20, 2009.

                  (f) Form of Data Pages Flexible Premium Deferred Fixed and Variable Annuity Contract (Form No. 2008DPTSA201G), previously filed with this Registration Statement File No. 333-153809 on December 16, 2008.

                  (g) Form of TSA Endorsement to Flexible Premium Deferred Fixed and Variable Annuity Certificate (Form No. 2008TSA-G), previously filed with this Registration Statement File No. 333-153809 on December 16, 2008.

                  (h) Form of TSA Endorsement to Flexible Premium Deferred Fixed and Variable Annuity Contract (Form No. 2008TSA-I), previously filed with this Registration Statement File No. 333-153809 on December 16, 2008.

                  (i) Form of Endorsement Applicable to Guaranteed Interest Special Dollar Cost Averaging (Form No. 2008SDCA-EV), previously filed with this Registration Statement File No. 333-153809 on December 16, 2008.

                  (j) Form of Guaranteed Withdrawal Benefit for Life ("GWBL") Rider (Form No. 2008GWBL-EV), previously filed with this Registration Statement File No. 333-153809 on December 16, 2008.

                  (k) Form of Endorsement Applicable to EDC Contracts (Form No. 2008EDC-I), previously filed with this Registration Statement (File No. 333-153809) on April 20, 2009.

                  (l) Form of Endorsement Applicable to EDC Certificates (Form No. 2008EDC-G), previously filed with this Registration Statement (File No. 333-153809) on April 20, 2009.

                  (m) Form of Endorsement Applicable to the Structured Investment Option (Form No. 2010SIO201-G), previously filed with this Registration Statement (File No. 333-153809) on April 25, 2011.

                  (n) Form of Endorsement Applicable to the Structured Investment Option (Form No. 2010SIO201-I), previously filed with this Registration Statement (File No. 333-153809) on April 25, 2011.

         5.       (a)      Form of Deferred Variable Annuity Application for
                           457(b) EDC (EDC App. (3/09)) previously filed with this Registration Statement on Form N-4 (File No.
                           333-153809) on October 2, 2008.

                  (b) Form of Deferred Variable Annuity Application for 403(b) TSA (TSA App. (3/09)) previously filed with this Registration Statement on Form N-4 (File No. 333-153809) on October 2, 2008.

                  (c) Form of Deferred Variable Annuity Application for (403(b) TSA (TSA App. (3/09)) with GWBL previously filed with this Registration Statement on Form N-4 (File No. 333-153809) on October 2, 2008.

                  (d) Form of Deferred Variable Annuity Application for (403(b) TSA (180-4001 (06/10)), previously filed with this Registration Statement (File No. 333-153809) on April 25, 2011.

                  (e) Form of Deferred Variable Annuity Application for 457(b) EDC (180-4002 (06-10)), previously filed with this Registration Statement (File No. 333-153809) on April 25, 2011.

         6.       (a)      Copy of the Restated Charter of Equitable, as
                           amended January 1, 1997, previously filed with Registration Statement on Form N-4 (File No. 2-30070) on April 28, 1997.

                  (b) By-Laws of Equitable, as amended November 21, 1996, previously filed with Registration Statement on Form N-4 (File No. 2-30070) on April 28, 1997.

                  (c) By-Laws of AXA Equitable, as amended September 7, 2004, filed with the Registration Statement File No. 333-05593.

                  (d) Restated Charter of AXA Equitable, as amended December 6, 2004, incorporated herein by reference to Exhibit No. 3.2 to Form 10-K, (File No. 000-20501), filed on March 31, 2005.

         7.       Not applicable

         8.       (a)      Participation Agreement among EQ Advisors
                           Trust, Equitable, Equitable Distributors, Inc. and EQ
                           Financial Consultants, Inc. (now AXA Advisors, LLC), incorporated herein by reference to Exhibit 23.(h)(4)
                           (i) to Post Effective Amendment No. 1 to the EQ
                           Advisors Trust Registration Statement on Form N-1A
                           (File Nos. 333-17217 and 811-07953), filed on August
                           28, 1997.

                  (b)      Participation Agreement among AXA Premier VIP
                           Trust, Equitable Distributors, Inc., AXA
                           Distributors, LLC., and AXA Advisors, LLC, incorporated herein by reference to Exhibit 23.(h)(5) to Post-Effective Amendment No. 1 to the AXA Premier VIP Trust Registration Statement on Form N-1A (File Nos. 333-70754 and 811-10509) filed on December 10,
                           2001.

                  (c) Amended and Restated Participation Agreement among EQ Advisors Trust, Equitable, AXA Distributors LLC and AXA Advisors, LLC, incorporated herein by reference to Exhibit 23.(h)(4)(ix) to Post-Effective Amendment No. 25 to the EQ Advisors Trust Registration Statement on Form N-1A (File Nos. 333-17217 and 811-07953), filed on February 7, 2003.

                  (d) Participation Agreement by and Among AIM Variable Insurance Funds, A I M Distributors, Inc., AXA Equitable Life Insurance Company, on Behalf of itself and its Separate Accounts, AXA Advisors, LLC, and AXA Distributors, LLC, dated July 1, 2005, incorporated by reference to the Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

                  (e) Fund Participation Agreement among AXA Equitable Life Insurance Company, American Century Ivestment Management, Inc., and American Century Investment Services, Inc., filed herewith.

                  (f) Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors Corporation, and The Equitable Life Assurance Society of the United States, dated May 1, 2003, incorporated by reference to the Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

                  (g) Participation Agreement as of July 1, 2005 Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., AXA Equitable Life Insurance Company, AXA Advisors, LLC, and AXA Distributors, LLC, incorporated by reference to the Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

                  (h) Fund Participation Agreement among AXA Equitable Life Insurance Company, Goldman Sachs Variable Insurance Trust, Goldman Sachs Asset Management, L.P., and Goldman, Sachs & Co., dated October 20, 2009, filed herewith.

                  (i) Fund Participation Agreement among AXA Equitable Life Insurance Company, Ivy Funds Variable Insurance Portfolios and Waddell & Reed, Inc., filed herewith.

                  (j) Participation Agreement among MFS Variable Insurance Trust, Equitable Life Assurance Society of the United States, and Massachusetts Financial Service Company, dated July 18, 2002, incorporated by reference to the Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

                  (k) Participation Agreement among MONY Life Insurance Company, PIMCO Variable Insurance Trust and PIMCO Funds Distributions LLC, dated December 1, 2001, incorporated by reference to the Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

                  (l) Participation Agreement among Oppenheimer Variable Account Funds, Oppenheimerfunds, Inc. and AXA Equitable Life Insurance Company, dated July 22, 2005, incorporated by reference to the Registration Statement on Form N-4 (File No. 333-130988) filed on April 19, 2010.

                  (l)(i) Amendment to Participation Agreement among Oppenheimer Variable Account Funds, Oppenheimerfunds, Inc. and AXA Equitable Life Insurance Company, dated April 1, 2010 incorporated by reference to the Registration Statement on Form N-4 (File No. 333-130988) filed on April 19, 2010.

                  (m) Fund Participation Agreement among AXA Equitable Life Insurance Company, Lazard Retirement Series, Inc., and Lazard Asset Management Securities LLC, filed herewith.

                  (n) Participation Agreement among Van Eck Worldwide Insurance Trust, Van Eck Securities Corporation, Van Eck Associates Corporation and MONY Life Insurance Company, dated August 7, 2000, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

         9.       (a)      Opinion and Consent of Dodie Kent, Vice President
                           and Associate General Counsel of AXA Equitable Life
                           Insurance Company as to the legality of the securities being registered previously filed with this Registration Statement (File No. 333-153809) on
                           April 30, 2009.

                  (b) Opinion and Consent of Dodie Kent, Vice President and Associate General Counsel of AXA Equitable Life Insurance Company as to the legality of the securities being registered previously filed with this Registration Statement (File No. 333-153809) on April 19, 2010.

                  (c) Opinion and Consent of Dodie Kent, Vice President and Associate General Counsel of AXA Equitable Life Insurance Company as to the legality of the securities being registered previously filed with this Registration Statement (File No. 333-153809) on April 25, 2011.

                  (d) Opinion and Consent of Dodie Kent,Vice President and Associate General Counsel of AXA Equitable Life Insurance Company as to the legality of the securities being registered is filed herewith.

         10.      (a)      Consent of PricewaterhouseCoopers LLP.

                  (b) Powers of Attorney, previously filed with this Registration Statement (File No. 333-153809) on April 25, 2011.

         11.      Not applicable.

         12.      Not applicable.

Item 25. Directors and Officers of AXA Equitable.

         Set forth below is information regarding the directors and principal officers of AXA Equitable. AXA Equitable's address is 1290 Avenue of the Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is that of AXA Equitable.

NAME AND PRINCIPAL                      POSITIONS AND OFFICES WITH
BUSINESS ADDRESS                        AXA EQUITABLE
-----------------                       --------------------------

DIRECTORS

Henri de Castries                        Director
AXA
25, Avenue Matignon
75008 Paris, France

Denis Duverne                            Director
AXA
25, Avenue Matignon
75008 Paris, France

Charlynn Goins                           Director
30 Beekman Place, Apt. 8A
New York, NY 10022

Danny L. Hale                            Director
900 20th Avenue South
Nashville, TN 37212

Anthony J. Hamilton                      Director
AXA UK plc
5 Old Broad Street
London, England EC2N 1AD

James F. Higgins                         Director
Morgan Stanley
Harborside Financial Center
Plaza Two, Second Floor
Jersey City, NJ 07311

Peter S. Kraus                           Director
AllianceBernstein Corporation
1345 Avenue of the Americas
New York, NY 10105

Scott D. Miller                          Director
SSA & Company
315 East Hopkins
Avenue
Aspen, CO 81611

Lorie A. Slutsky                         Director
The New York Community Trust
909 Third Avenue
New York, NY 10022

Ezra Suleiman                            Director
Princeton University
Corwin Hall
Princeton, NJ 08544

Peter J. Tobin                           Director
1 Briarwood Lane
Denville, NJ 07834

Richard C. Vaughan                       Director
764 Lynnmore Lane
Naples, FL 34108-7522

OFFICER-DIRECTOR

*Mark Pearson                            Director, Chairman of the Board and
                                         Chief Executive Officer

OTHER OFFICERS

*Andrew J. McMahon                       President

*Kevin R. Byrne                          Executive Vice President, Chief
                                         Investment Officer and Treasurer

*Alvin H. Fenichel                       Senior Vice President and Chief
                                         Accounting Officer

*Salvatore Piazzolla                     Senior Executive Vice President

*Mary Fernald                            Senior Vice President and Chief
                                         Underwriting Officer

*David Kam                               Senior Vice President and Actuary

*Richard S. Dziadzio                     Senior Executive Vice President and
                                         Chief Financial Officer

*Andrew Raftis                           Senior Vice President and Auditor

*Kevin E. Murray                         Executive Vice President and Chief
                                         Information Officer

*Anne M. Katcher                         Senior Vice President and Senior
                                         Actuary

*Anthony F. Recine                       Senior Vice President, Chief Compliance
                                         Officer and Deputy General Counsel

*Karen Field Hazin                       Vice President, Secretary and Associate
                                         General Counsel

*Dave S. Hattem                          Senior Vice President and General
                                         Counsel

*Richard V. Silver                       Senior Executive Vice President, Chief
                                         Administrative Officer and Chief Legal
                                         Officer

*Michel Perrin                           Senior Vice President and Actuary

*Naomi J. Weinstein                      Vice President

*Charles A. Marino                       Executive Vice President and Chief
                                         Actuary

*Nicholas B. Lane                        Senior Executive Vice President and
                                         President, Retirement Savings

*David W. O'Leary                        Executive Vice President

*Robert O. Wright, Jr.                   Executive Vice President

Item 26. Persons Controlled by or Under Common Control with the Insurance Company or Registrant.

                  Separate Account A of AXA Equitable Life Insurance Company (the "Separate Account") is a separate account of AXA Equitable. AXA Equitable, a New York stock life insurance company, is a wholly owned subsidiary of AXA Financial, Inc. (the "Holding Company"), a publicly traded company.

                  AXA owns 100% of the Holding Company's outstanding common stock. AXA is able to exercise significant influence over the operations and capital structure of the Holding Company and its subsidiaries, including AXA Equitable. AXA, a French company, is the holding company for an international group of insurance and related financial services companies.

         (a) The AXA Group Organizational Charts January 1st 2010 are incorporated by reference to Exhibit 26 to Registration Statement (File No. 333-160951) on Form N-4, Filed July 26, 2010.

         (b) AXA Financial, Inc. - Subsidiary Organization Chart: Q1-2011 is incorporated herein by reference to Exhibit 26(b) to Registration Statement File No. 2-30070 on Form N-4 filed April 25, 2011.

Item 27. Number of Contractowners

                  As of June 30, 2011, there are 82,513 Qualified contractholders and 0 Non-Qualified contractholders of the contracts offered by Separate Account A.

Item 28. Indemnification

         (a)      Indemnification of Directors and Officers

                  The By-Laws of AXA Equitable Life Insurance Company ("AXA Equitable") provide, in Article VII, as follows:

                  7.4      Indemnification of Directors, Officers and Employees.

                           (a) To the extent permitted by the law of the State of New York and subject to all applicable requirements thereof:

                                 (i) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate, is or was a director, officer or employee of the Company shall be indemnified by the Company;

                                 (ii) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate serves or served any other organization in any capacity at the request of the Company may be indemnified by the Company; and

                                 (iii) the related expenses of any such person
                                       in any of said categories may be advanced by the Company.

                           (b) To the extent permitted by the law of the State of New York, the Company may provide for further indemnification or advancement of expenses by resolution of shareholders of the Company or the Board of Directors, by amendment of these By-Laws, or by agreement. (Business Corporation Law ss. 721-726; Insurance Law ss.
                                 1216)

                  The directors and officers of AXA Equitable are insured under policies issued by X.L. Insurance Company, Arch Insurance Company, Endurance Specialty Insurance Company, U.S. Specialty Insurance, St. Paul Travelers, Chubb Insurance Company, AXIS Insurance Company and Zurich Insurance Company. The annual limit on such policies is $150 million, and the policies insure the officers and directors against certain liabilities arising out of their conduct in such capacities.

         (b)      Indemnification of Principal Underwriters

                  To the extent permitted by law of the State of New York and subject to all applicable requirements thereof, AXA Advisors, LLC has undertaken to indemnify each of its directors and officers who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact the director or officer, or his or her testator or intestate, is or was a director or officer of AXA Advisors, LLC.

         (c)      Undertaking

                  Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

         (a) AXA Advisors, LLC, an affiliate of AXA Equitable, MONY Life Insurance Company and MONY Life Insurance Company of America, is a principal underwriter for Separate Accounts 49 and FP of AXA Equitable, EQ Advisors Trust and AXA Premier VIP Trust, and of MONY Variable Account A, MONY Variable Account L, MONY America Variable Account A and MONY America Variable Account L. In addition, AXA Advisors is the principal underwriter for AXA Equitable's Separate Accounts 45, 301 and I, and MONY's Variable Account S and Keynote. The principal business address of AXA Advisors, LLC is 1290 Avenue of the Americas, NY, NY 10104.

         (b) Set forth below is certain information regarding the directors and principal officers of AXA Advisors, LLC. The business address of the persons whose names are preceded by an asterisk is that of AXA Advisors, LLC.

(i) AXA ADVISORS, LLC

NAME AND PRINCIPAL                       POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                         (AXA ADVISORS LLC)
------------------                       --------------------------------------

*Andrew J. McMahon                       Director, Chairman of the Board and
                                         Chief Financial Protection & Wealth
                                         Management Officer

*Christine Nigro                         President and Director

*Richard S. Dziadzio                     Director

*Manish Agarwal                          Director

*Nicholas B. Lane                        Director and Chief Retirement Services
                                         Officer

*Robert O. Wright, Jr.                   Director, Vice Chairman of the Board
                                         and Chief Sales Officer

*Frank Massa                             Chief Operating Officer

*Philip Pescatore                        Chief Risk Officer

*William Degnan                          Senior Vice President and Divisional
                                         President

*David M. Kahal                          Senior Vice President

*Vincent Parascandola                    Senior Vice President

*Robert P. Walsh                         Vice President and Chief Anti-Money
                                         Laundering Officer

*Kevin R. Byrne                          Executive Vice President and Treasurer

*Patricia Roy                            Chief Compliance Officer

*Maurya Keating                          Vice President and Associate General
                                         Counsel

*Francesca Divone                        Secretary

*Susan Vesey                             Assistant Secretary

*Denise Tedeschi                         Assistant Vice President and Assistant
                                         Secretary

(ii) AXA DISTRIBUTORS, LLC

NAME AND PRINCIPAL                       POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                         (AXA DISTRIBUTORS, LLC)
------------------                       --------------------------------------

*Nicholas B. Lane                        Director, Chairman of the Board,
                                         President, Chief Executive Officer and
                                         Chief Retirement Savings Officer

*Andrew J. McMahon                       Director and Chief Financial Protection
                                         & Wealth Management Officer

*Michael P. McCarthy                     Director, Senior Vice President and
                                         National Sales Manager

*Michael Gregg                           Executive Vice President

*David W. O'Leary                        Executive Vice President

*Joanne Pietrini-Smith                   Executive Vice President

*Anthea Perkinson                        Senior Vice President and National
                                         Accounts Director, Financial
                                         Institutions

*Nelida Garcia                           Senior Vice President

*Peter D. Golden                         Senior Vice President

*Kevin M. Kennedy                        Senior Vice President

*Harvey T. Fladeland                     Senior Vice President

*Andrew L. Marrone                       Senior Vice President

*Kevin Molloy                            Senior Vice President

*Mark Teitelbaum                         Senior Vice President

*Timothy P. O'Hara                       Senior Vice President

*Mark D. Scalercio                       Senior Vice President

*Michael Schumacher                      Senior Vice President

*Norman J. Abrams                        Vice President and General Counsel

*Nicholas Gismondi                       Vice President and Chief Financial
                                         Officer

*Denise Tedeschi                         Assistant Vice President and Assistant
                                         Secretary

*Gregory Lashinsky                       Assistant Vice President - Financial
                                         Operations Principal

*Robert P. Walsh                         Vice President and Chief AML Officer

*Francesca Divone                        Secretary

*Susan Vesey                             Assistant Secretary

         (c) The information under "Distribution of the Contracts" in the Prospectus and Statement of Additional Information forming a part of this Registration Statement is incorporated herein by reference.

Item 30. Location of Accounts and Records

         The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained by AXA Equitable at 1290 Avenue of the Americas, New York, NY 10104 and 135 West 50th Street, New York, NY 10020, and the 135 West 50th Street, New York, NY 10020, and 500 Plaza Drive, Secaucus, NJ 07096.

Item 31. Management Services

         Not applicable.

Item 32. Undertakings

         The Registrant hereby undertakes:

         (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

         (b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or
                  (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

         (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

         AXA Equitable hereby represents that the fees and charges deducted under the contracts described in this Registration Statement, in the aggregate, in such case, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by AXA Equitable under the respective contracts. AXA Equitable bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks, the need for AXA Equitable to earn a profit, the degree to which the contract includes innovative features, and regulatory standards for the grant of exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all contracts sold pursuant to this Registration Statement, including those sold on the terms specifically described in the prospectuses contained herein, or any variations therein, based on supplements, endorsements, data pages, or riders to any contract, or prospectus, or otherwise.

         The Registrant hereby represents that it is relying on the November 28, 1988 no-action letter (Ref. No. IP-6-88) relating to variable annuity contracts offered as funding vehicles for retirement plans meeting the requirements of
Section 403(b) of the Internal Revenue Code. Registrant further represents that it complies with the provisions of paragraphs (1) - (4) of that letter.

         The Registrant hereby further represents that it is relying upon Rule 6c-7 of the Investment Company Act of 1940 (the "1940 Act") in claiming an exemption from certain provisions of Sections 22(e) and 27 of the 1940 Act for registered separate accounts offering variable annuity contracts to participants in the Texas Optional Retirement program. Further, AXA Equitable has or will comply with Rule 6c-7(a)-(d) of the 1940 Act with respect to Texas Optional Retirement Program participants.

                                   SIGNATURES

         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(a) for effectiveness of this Amendment to the Registration Statement and has duly caused this Amendment to this Registration Statement to be signed on its behalf, in the City and State of New York, on this 8th day of July, 2011.


                               SEPARATE ACCOUNT A OF
                               AXA EQUITABLE LIFE INSURANCE COMPANY
                                           (Registrant)

                               By: AXA Equitable Life Insurance Company
                                           (Depositor)

                               By: /s/ Dodie Kent
                                   --------------------------------------------
                                   Dodie Kent
                                   Vice President and Associate General Counsel

                                   SIGNATURES

         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor, has caused this Amendment to this Registration Statement to be signed on its behalf, in the City and State of New York, on this 8th day of July, 2011.

                               AXA EQUITABLE LIFE INSURANCE COMPANY
                                            (Depositor)

                               By: /s/ Dodie Kent
                                   --------------------------
                                   Dodie Kent
                                   Vice President and Associate General Counsel

         As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICER:

*Mark Pearson                           Chairman of the Board, Chief Executive
                                        Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Richard S. Dziadzio                    Senior Executive Vice President and
                                        Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

*Alvin H. Fenichel                      Senior Vice President and Chief
                                        Accounting Officer

*DIRECTORS:

Mark Pearson            Anthony J. Hamilton             Lorie A. Slutsky
Henri de Castries       James F. Higgins                Ezra Suleiman
Denis Duverne           Peter S. Kraus                  Peter J. Tobin
Charlynn Goins          Scott D. Miller                 Richard C. Vaughan
Danny L. Hale


*By: /s/ Dodie Kent
     --------------------------
     Dodie Kent
     Attorney-in-Fact

July 8, 2011

                                 EXHIBIT INDEX

EXHIBIT NO.                                                  TAG VALUE
-----------                                                  ---------

8(e)         Fund Participation Agreement among AXA          EX-99.8e
             Equitable, American Century Investment
             Management, Inc. and American Century
             Investment Services, Inc.

8(h)         Fund Participation Agreement among AXA          EX-99.8h
             Equitable, Goldman Sachs Variable
             Insurance Trust, Goldman Sachs Asset
             Management, L.P., and Goldman Sachs & Co.

8(i)         Fund Participation Agreement among AXA          EX-99.8i
             Equitable, Ivy Funds Variable Insurance
             Portfolios and Waddell & Reed, Inc.

8(m)         Fund Participation Agreement among AXA          EX-99.8m
             Equitable, Lazard Retirement Services,
             Inc., and Lazard Asset Management
             Securities LLC.

9(d)         Opinion and Consent of Counsel                  EX-99.9d

10(a)        Consent of PricewaterhouseCoopers LLP           EX-99.10a